Debt Securities Available for Sale - Realized gains and losses on debt securities available-for-sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Available-for-sale Securities, Gross Realized Gain (Loss), Disclosures
Gross Realized Gains	$ 0	$ 0	$ 95,000
Gross Realized Losses	(20,000)	0	(12,000)
Debt Securities, Available-for-sale, Realized Gain (Loss), Total	$ (20,000)	$ 0	$ 83,000